Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000201187 | iShares MSCI USA Min Vol Factor ETF9474112
Holdings [Line Items]
Percent of Total Investments	4.90%
C000201187 | DFA US Targeted Value Portfolio9474099
Holdings [Line Items]
Percent of Total Investments	3.90%
C000201187 | DFA Real Estate Securities Portfolio9474093
Holdings [Line Items]
Percent of Total Investments	3.50%
C000201187 | Microsoft9474377
Holdings [Line Items]
Percent of Total Investments	3.40%
C000201187 | Dimensional US Targeted Value ETF9474109
Holdings [Line Items]
Percent of Total Investments	3.40%
C000201187 | Apple9474166
Holdings [Line Items]
Percent of Total Investments	3.10%
C000201187 | NVIDIA9475406
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201187 | Vanguard US Value Factor ETF9474124
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201187 | iShares MSCI USA Momentum Factor ETF9474115
Holdings [Line Items]
Percent of Total Investments	2.50%
C000201187 | Avantis US Small Capital Value ETF9474090
Holdings [Line Items]
Percent of Total Investments	2.50%
C000201187 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201187 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000201187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000201187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000201187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000201187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000201187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000201187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000201187 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000201184 | DFA Large Cap International Portfolio9475143
Holdings [Line Items]
Percent of Total Investments	10.30%
C000201184 | DFA Emerging Markets Portfolio9475173
Holdings [Line Items]
Percent of Total Investments	7.60%
C000201184 | Avantis Emerging Markets Equity ETF9475163
Holdings [Line Items]
Percent of Total Investments	6.00%
C000201184 | DFA International Value Portfolio9475129
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201184 | DFA International Small Cap Value Portfolio9475140
Holdings [Line Items]
Percent of Total Investments	5.00%
C000201184 | DFA International High Relative Profitability Portfolio9475132
Holdings [Line Items]
Percent of Total Investments	4.90%
C000201184 | DFA Emerging Markets Small Cap Portfolio9475176
Holdings [Line Items]
Percent of Total Investments	4.20%
C000201184 | iShares MSCI Emerging Markets Min Vol Factor ETF9475154
Holdings [Line Items]
Percent of Total Investments	3.10%
C000201184 | Avantis International Small Cap Value ETF9475169
Holdings [Line Items]
Percent of Total Investments	3.00%
C000201184 | Dimensional Emerging Markets High Profitability ETF9475146
Holdings [Line Items]
Percent of Total Investments	3.00%
C000201184 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000201184 | Country_Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000201184 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201184 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201184 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201184 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000201184 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000201184 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201184 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201184 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201184 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201184 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000201182 | Dimensional US Targeted Value ETF9475969
Holdings [Line Items]
Percent of Total Investments	3.30%
C000201182 | DFA Large Cap International Portfolio9475948
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201182 | iShares MSCI USA Momentum Factor ETF9475891
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201182 | DFA Real Estate Securities Portfolio9475951
Holdings [Line Items]
Percent of Total Investments	2.50%
C000201182 | Microsoft9476765
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201182 | DFA International Small Cap Value Portfolio9475945
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201182 | Vanguard US Value Factor ETF9475903
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201182 | DFA US Targeted Value Portfolio9475957
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201182 | DFA International Value Portfolio9475933
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201182 | Avantis US Small Capital Value ETF9475921
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201182 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201182 | Country_Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000201182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201182 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000201182 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201182 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201182 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201182 | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201182 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201186 | AQR Large Capital Multi-Style Fund9477204
Holdings [Line Items]
Percent of Total Investments	14.90%
C000201186 | Dimensional US Equity Market ETF9477161
Holdings [Line Items]
Percent of Total Investments	13.80%
C000201186 | AQR International Multi-Style Fund9477201
Holdings [Line Items]
Percent of Total Investments	10.50%
C000201186 | DFA US High Relative Profitability Portfolio9477153
Holdings [Line Items]
Percent of Total Investments	6.40%
C000201186 | AQR Emerging Multi-Style II Fund9477198
Holdings [Line Items]
Percent of Total Investments	5.80%
C000201186 | Dimensional US Marketwide Value ETF9477164
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201186 | Dimensional US Targeted Value ETF9477168
Holdings [Line Items]
Percent of Total Investments	5.00%
C000201186 | DFA Large Cap International Portfolio9477148
Holdings [Line Items]
Percent of Total Investments	4.00%
C000201186 | DFA Emerging Markets Portfolio9477222
Holdings [Line Items]
Percent of Total Investments	3.00%
C000201186 | DFA International Small Cap Value Portfolio9477145
Holdings [Line Items]
Percent of Total Investments	2.80%
C000201186 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000201186 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201188 | U.S. Treasury Notes9478172
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201188 | U.S. Treasury Notes9478198
Holdings [Line Items]
Percent of Total Investments	2.60%
C000201188 | U.S. Treasury Bonds9478231
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201188 | U.S. Treasury Bonds9478264
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201188 | FNMA9477678
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201188 | U.S. Treasury Bonds9478210
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201188 | U.S. Treasury Bonds9478235
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201188 | U.S. Treasury Notes9478192
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | U.S. Treasury Notes9478157
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | FNMA9477665
Holdings [Line Items]
Percent of Total Investments	1.00%
C000201188 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201188 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201188 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201188 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201188 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201188 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000201188 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000201188 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000201185 | Dimensional National Municipal Bond ETF9477243
Holdings [Line Items]
Percent of Total Investments	20.00%
C000201185 | Vanguard Tax-Exempt Bond Index ETF9477267
Holdings [Line Items]
Percent of Total Investments	16.50%
C000201185 | iShares Short-Term National Muni Bond ETF9477252
Holdings [Line Items]
Percent of Total Investments	16.00%
C000201185 | iShares National Muni Bond ETF9477249
Holdings [Line Items]
Percent of Total Investments	15.80%
C000201185 | Vanguard Intermediate Tax-Exempt Bond ETF9477261
Holdings [Line Items]
Percent of Total Investments	9.80%
C000201185 | State Street SPDR Nuveen ICE High Yield Municipal Bond ETF9477258
Holdings [Line Items]
Percent of Total Investments	8.00%
C000201185 | Vanguard Short-Term Tax-Exempt Bond ETF9477264
Holdings [Line Items]
Percent of Total Investments	4.50%
C000201185 | Schwab Municipal Bond ETF9477255
Holdings [Line Items]
Percent of Total Investments	4.50%
C000201185 | iShares High Yield Muni Active ETF9477246
Holdings [Line Items]
Percent of Total Investments	4.00%
C000201185 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000201183 | China Government Bond9478043
Holdings [Line Items]
Percent of Total Investments	1.90%
C000201183 | China Government Bond9478038
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201183 | French Republic Government Bond OAT9478215
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201183 | U.S. Treasury Bonds9477782
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201183 | China Government Bond9478068
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201183 | U.S. Treasury Bonds9477776
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201183 | China Government Bond9478804
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201183 | Japan Government Ten Year Bond9478825
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201183 | China Government Bond9478050
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201183 | Japan Government Ten Year Bond9478830
Holdings [Line Items]
Percent of Total Investments	1.00%
C000201183 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201183 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201183 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201183 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000201183 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000201183 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000201183 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000201183 | Forward
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201181 | AQR Diversified Arbitrage Fund9478529
Holdings [Line Items]
Percent of Total Investments	28.40%
C000201181 | AQR Managed Futures Strategy Fund9478532
Holdings [Line Items]
Percent of Total Investments	23.90%
C000201181 | Stone Ridge Diversified Alternatives Fund9478538
Holdings [Line Items]
Percent of Total Investments	19.10%
C000201181 | AQR Style Premia Alternative Fund9478535
Holdings [Line Items]
Percent of Total Investments	18.80%
C000201181 | AQR Alternative Risk Premia Fund9478526
Holdings [Line Items]
Percent of Total Investments	5.20%
C000263548 | State Street Energy Select Sector SPDR ETF9478546
Holdings [Line Items]
Percent of Total Investments	30.40%
C000263548 | State Street Technology Select Sector SPDR ETF9478561
Holdings [Line Items]
Percent of Total Investments	26.90%
C000263548 | State Street Industrial Select Sector SPDR ETF9478552
Holdings [Line Items]
Percent of Total Investments	20.80%
C000263548 | State Street Materials Select Sector SPDR ETF9478555
Holdings [Line Items]
Percent of Total Investments	11.00%
C000263548 | State Street Health Care Select Sector SPDR ETF9478549
Holdings [Line Items]
Percent of Total Investments	5.80%
C000263548 | State Street Real Estate Select Sector SPDR ETF9478558
Holdings [Line Items]
Percent of Total Investments	5.40%
C000263548 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	100.30%